Share-based plans - Stock Options Exercise Price Range (Details)	12 Months Ended
	Dec. 31, 2022 Options € / shares	Dec. 31, 2023 Options	Dec. 31, 2021 Options € / shares
Ranges of exercise prices
Outstanding number of options | Options	2,471,116	0	3,013,000
Outstanding options weighted average remaining contractual life	6 months 29 days
Outstanding options weighted average exercise price in Euro	€ 77.02		€ 72.44
Exercisable number of options | Options	2,471,116
Exercisable options weighted average exercise price in Euro	€ 77.02
75.01-80.00
Ranges of exercise prices
Outstanding number of options | Options	2,471,116
Outstanding options weighted average remaining contractual life	6 months 29 days
Outstanding options weighted average exercise price in Euro	€ 77.02
Exercisable number of options | Options	2,471,116
Exercisable options weighted average exercise price in Euro	€ 77.02
75.01-80.00 | Minimum
Ranges of exercise prices
Range of exercise prices in Euro	75.01
75.01-80.00 | Maximum
Ranges of exercise prices
Range of exercise prices in Euro	€ 80.00